STOCKHOLDERS EQUITY	3 Months Ended	12 Months Ended
	Nov. 30, 2018	Aug. 31, 2018
Notes to Financial Statements
NOTE 5 - STOCKHOLDERS EQUITY

Preferred Stock

On July 16, 2018, the Board of Directors and one (1) stockholder adopted and approved a resolution to effect an amendment to our Articles of Incorporation to authorize the creation of 5,000,000 shares, designated as our Preferred Stock. On July 16, 2018, the Company filed a Certificate of Amendment to its Articles of Incorporation creating 5,000,000 shares of preferred stock.

On July 30, 2018, the Board of Directors of the Company authorized the designation of 9,000,000 shares of Series A Preferred Stock. On July 31, 2018, the Company filed a Certificate of Designation with the Secretary of State of the State of Nevada, creating 900,000 shares of Series A Preferred Stock.

On August 1, 2018, the Board of Directors and one (1) stockholder adopted and approved a resolution to effect an amendment to our Articles of Incorporation to authorize the creation of 25,000,000 shares, designated as our Preferred Stock. On August 1, 2018, the Company filed a Certificate of Amendment to its Articles of Incorporation creating 25,000,000 shares of preferred stock.

The preferred stock accrues dividends at a rate of 5% annually, are convertible to common stock at a rate of $0.125 per share at the option of the holder. Further, the preferred stock is redeemable by the Company at a premium during the first 180 days after issuance and another premium after the 180th day from issuance.

During the year ended August 31, 2018, the Company issued a total of 8,480,000 of preferred stock and 8,480,000 of warrants for total cash proceeds of $1,006,000.

There were 8,480,000 and 0 preferred shares issued and outstanding as of November 30, 2018 and August 31, 2018, respectively.

Common Stock

The Company is authorized to issue up to 200,000,000 shares of $0.001 par value common stock. During the period ended August 31, 2017, the Company issued a total of 200,000 common shares to the members of its board of directors for services valued at $0.001 per share for a total of $200. During the year ended August 31, 2018, the Company issued a total of 70,000,000 common shares to complete its acquisition and reverse merger as discussed in Note 1 – Organization and Description of Business. There were 132,637,500 common shares issued and outstanding as of November 30, 2018 and August 31, 2018, respectively.

Common Stock Subscribed

During the year ended August 31, 2018, the Company accepted four separate common stock subscriptions representing a total of 228,571 common shares for total cash proceeds of $160,000.

Preferred Stock

On July 16, 2018, the Board of Directors and one (1) stockholder adopted and approved a resolution to effect an amendment to our Articles of Incorporation to authorize the creation of 5,000,000 shares, designated as our Preferred Stock. On July 16, 2018, the Company filed a Certificate of Amendment to its Articles of Incorporation creating 5,000,000 shares of preferred stock.

On July 30, 2018, the Board of Directors of the Company authorized the designation of 9,000,000 shares of Series A Preferred Stock. On July 31, 2018, the Company filed a Certificate of Designation with the Secretary of State of the State of Nevada, creating 900,000 shares of Series A Preferred Stock.

On August 1, 2018, the Board of Directors and one (1) stockholder adopted and approved a resolution to effect an amendment to our Articles of Incorporation to authorize the creation of 25,000,000 shares, designated as our Preferred Stock. On August 1, 2018, the Company filed a Certificate of Amendment to its Articles of Incorporation creating 25,000,000 shares of preferred stock.

The preferred stock accrues dividends at a rate of 5% annually, are convertible to common stock at a rate of $0.125 per share at the option of the holder. Further, the preferred stock is redeemable by the Company at a premium during the first 180 days after issuance and another premium after the 180th day from issuance.

During the year ended August 31, 2018, the Company issued a total of 8,480,000 of preferred stock and 8,480,000 of warrants for total cash proceeds of $1,006,000.

There were 8,480,000 and 0 preferred shares issued and outstanding as of August 31, 2018 and August 31, 2017, respectively.

Common Stock

The Company is authorized to issue up to 200,000,000 shares of $0.001 par value common stock. During the period ended August 31, 2017, the Company issued a total of 200,000 common shares to the members of its board of directors for services valued at $0.001 per share for a total of $200. During the year ended August 31, 2018, the Company issued a total of 70,000,000 common shares to complete its acquisition and reverse merger as discussed in Note 1 – Organization and Description of Business. There were 132,637,500 and 62,637,500 common shares issued and outstanding as of August 31, 2018 and August 31, 2017, respectively.

Common Stock Subscribed

During the year ended August 31, 2018, the Company accepted four separate common stock subscriptions representing a total of 228,571 common shares for total cash proceeds of $160,000.